Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
11.	Income Taxes
Loss before the provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2019	2018
U.S. operations	$(23,330)	$(21,132)
Foreign operations	—	(5,483)

Loss before provision for income taxes	$(23,330)	$(26,615)

No provision for income taxes was recorded in the periods presented due to tax losses incurred in each period. The income tax provision differs from the amount computed by applying the statutory income tax rate of 21% to pre-tax
loss as follows (in thousands):

	Year Ended December 31,
	2019	2018
Tax (benefit) at statutory federal rate	21.0%	21.0%
State tax (benefit), net of federal benefit	7.1	4.6
Foreign tax rate differential	—	(4.3)
Permanent differences	(0.6)	(0.6)
Research and development credits	1.3	1.0
Change in valuation allowance	(20.9)	(15.9)
Provision-to-return	—	(0.7)
Expired NOLs, research and development credits, and other carryfowards	(6.9)	(2.2)
Non-qualified stock option cancellations	(1.0)	(2.9)

Effective tax rate	—%	—%

Deferred income taxes reflect the net tax effects of loss and credit carry-forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets for federal and state income taxes are as follows (in thousands):

	December 31,
	2019	2018
Deferred tax assets:
Federal and state net operating loss carry-forwards	$119,015	$114,254
Federal and state research credit carry-forwards	15,140	14,885
Capitalized research costs	6,081	6,134
Stock-based compensation	3,996	4,002
Lease liabilities	152	—
Property and equipment	77	79
Accrued liabilities	86	143
Gross deferred tax assets	144,547	139,497
Deferred tax liabilities:
Right-of-use assets	(152)	—

Gross deferred tax liabilities	(152)	—

Net deferred tax assets	144,395	139,497
Valuation allowance	(144,395)	(139,497)

Deferred tax assets, net of valuation allowance	$—	$—

The Company’s unrecognized tax benefits relate to research and development tax credits claimed on the Company’s tax returns. The research and development tax credits have not been utilized, are fully offset by a valuation allowance, and currently have no tax expense impact and no related interest and penalties has been accrued. The Company does not anticipate the unrecognized tax benefits position will significantly change over the next twelve months.
A reconciliation of the Company’s beginning and ending amount of unrecognized tax benefits is follows (in thousands):

	December 31,
	2019	2018
Unrecognized tax benefits at beginning of period	$1,812	$1,769
Increases related to current year tax positions	58	43
Decreases related to prior year tax positions	(23)	—

Unrecognized tax benefits at the end of period	$1,847	$1,812

The Company has recorded a full valuation allowance against its net deferred tax assets due to the uncertainty as to whether such assets will be realized. The valuation allowance increased by approximately $4.9 million in the year ended December 31, 2019 primarily due to the generation of current year net operating losses and research and development credits claimed.
As of December 31, 2019, the Company had federal net operating loss carry-forwards of $463.4 million and federal research and development tax credit carry-forwards of $9.8 million. If not utilized, the federal net operating loss and tax credit carry-forwards will begin to expire 2020. As of December 31, 2019, the Company had state net operating loss carry-forwards of $310.7 million, which expire beginning in 2028, and state research and development tax credit carry-forwards of $8.7 million, which do not expire. In addition, the use of net operating loss and tax credit carryforwards may be limited under Section 382 of the Internal Revenue Code in certain situations where changes occur in the stock ownership of a company. In the event that the Company has had a change in ownership, utilization of the carryforwards could be restricted.
The Company recognizes the financial statement effect of tax positions when it is more likely than not that the tax positions will be sustained upon examination by the appropriate taxing authorities. As of December 31, 2019 and 2018, the Company had unrecognized tax benefits of $1.8 million.
The Company files U.S. federal and California tax returns. The Company’s wholly owned subsidiaries, Sunesis Europe Limited and Sunesis Pharmaceuticals (Malta) Ltd., are currently not required to file tax returns. To date, neither the Company nor any of its subsidiaries have been audited by the Internal Revenue Service, any state income tax authority or tax authority in the related jurisdictions. Due to net operating loss carry-forwards, substantially all of the Company’s tax years remain open to federal tax examination.